EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFITS
Schedule of total assets and liabilities of all types of employee benefits granted

	2025	2024
Plan assets - Defined contribution pension plan	9,328	9,716
Total assets	9,328	9,716

Actuarial liabilities - Defined benefit pension plan	190,790	303,925
Actuarial liabilities - Post-employment health care benefit	199,570	224,677
Retirement and termination benefit liabilities	14,319	16,790
Total liabilities	404,679	545,392

Current	594	186
Non-current	404,085	545,206

Post-employment defined benefit pension plans
EMPLOYEE BENEFITS
Summary of sensitivity analysis

	1% Increase	1% Decrease
Discount rate	(13,902)	12,981

Defined benefit pension plan
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2025	2024	2023
Cost of current service	33,793	49,339	46,176
Interest expense	154,048	213,267	204,604
Return on plan assets	(158,392)	(205,604)	(187,247)
Past service cost	5,888	7,164	—
Settlement	1,122	(24,625)	—
Interest cost on unrecoverable surplus	18,352	14,129	13,645
Net pension cost	54,811	53,670	77,178

Schedule of reconciliations of assets and liabilities of benefit plans

	2025	2024
Present value of defined benefit obligation	(2,388,321)	(2,752,097)
Fair value of plan assets	2,628,213	2,871,304
Asset ceiling restrictions on recognition of net funded assets	(430,682)	(423,132)
Net	(190,790)	(303,925)
Defined benefit obligation	(190,790)	(303,925)

Schedule of variation of plan obligations and assets

	2025	2024	2023
Variation of the plan obligations
Obligation at the begining of the year	2,752,097	3,573,044	3,841,213
Cost of service	33,793	49,339	46,176
Interest expense	154,048	213,267	204,604
Payments of the benefits	(201,795)	(343,378)	(410,621)
Past service cost	5,888	7,164	—
Settlement	(122,560)	(1,346,899)	—
Acturial remeasurements	(22,519)	(119,823)	117,644
Exchange Variance	(210,631)	719,383	(225,972)
Obligation at the end of the year	2,388,321	2,752,097	3,573,044

	2025	2024	2023
Variation of the plan assets
Fair value of the plan assets at the begining of the year	2,871,304	3,383,887	3,499,475
Return of the plan assets	158,392	205,604	187,247
Contributions from sponsors	56,322	331,212	75,321
Settlement	(123,682)	(1,322,274)	—
Payments of benefits	(201,795)	(343,378)	(413,565)
Remeasurement	56,421	(10,050)	214,503
Exchange Variance	(188,749)	626,303	(179,094)
Fair value of plan assets at the end of the year	2,628,213	2,871,304	3,383,887

Summary of actuarial gains and losses recognized in other comprehensive income

	2025	2024	2023
Return of the plan assets	(56,421)	6,340	(214,503)
Actuarial Remeasurements	(22,519)	(119,823)	117,644
Restriction recognized in Other Comprehensive Income (Asset Ceiling)	(4,626)	70,212	(22,456)
Remeasurements recognized in Other Comprehensive Income	(83,566)	(43,271)	(119,315)

Summary of historical actuarial remeasurements

	2025	2024	2023	2022	2021
Present value of defined benefit obligation	(2,388,321)	(2,752,097)	(3,573,044)	(3,841,213)	(5,409,065)
Fair value of the plan assets	2,628,213	2,871,304	3,383,887	3,499,475	4,647,361
Surplus (Deficit)	239,892	119,207	(189,157)	(341,738)	(761,704)
Experience adjustments on plan liabilities (Gain)	(22,519)	(119,823)	117,644	(1,058,898)	(457,421)
Experience adjustments on plan assets (Gain)	(56,421)	6,340	(214,503)	791,672	(25,498)

Summary of allocation for plan assets

	2025
		North
	Brazilian Plans	American Plans
Fixed income	99.7%	66.0%
Variable income	—	30.0%
Others	0.3%	4.0%
Total	100%	100%

	2024
		North
	Brazilian Plans	American Plans
Fixed income	99.7%	58.3%
Variable income	—	36.8%
Others	0.3%	4.9%
Total	100%	100%

Summary of assumptions

2025
	Brazilian Plan	North American Plan
Average discount rate	11.15%	4.75% to 5.42%
Rate of increase in compensation	Not applicable	Not applicable
Mortality table	AT-2000 per sex	RP-2012 and MP-2017&2021
Mortality table of disabled	AT-2000 per sex	Not applicable
Rate of rotation	Null	Based on age and/or the service

	2024
	Brazilian Plan	North American Plan
Average discount rate	11.07%	4.58% to 5.62%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2024
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2024
Rate of rotation	Null	Based on age and/or the service

Post-employment health care benefit plan
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2025	2024	2023
Current service cost	1,744	1,933	2,069
Interest expense	9,718	11,059	10,127
Net cost pension benefit	11,462	12,992	12,196

Schedule of reconciliations of assets and liabilities of benefit plans

	2025	2024
Present value of obligations	(199,570)	(224,677)
Total net liabilities	(199,570)	(224,677)

Schedule of variation of plan obligations and assets

	2025	2024	2023
Change in benefit obligation
Benefit obligation at beginning of the year	224,677	196,445	224,180
Cost of service	1,744	1,933	2,069
Interest expense	9,718	11,059	10,127
Contributions from participants	792	1,125	1,096
Payment of benefits	(19,214)	(18,729)	(20,265)
Remeasurements	649	(9,457)	(7,232)
Exchange variations	(18,796)	42,301	(13,530)
Benefit obligation at the end of the year	199,570	224,677	196,445

	2025	2024	2023
Change in plan assets
Contributions from sponsors	18,422	17,604	19,168
Contributions from participants	792	1,125	1,096
Payments of benefits	(19,214)	(18,729)	(20,264)
Fair value of plan assets at end of the year	—	—	—

Summary of actuarial gains and losses recognized in other comprehensive income

	2025	2024	2023
Gains (Losses) on actuarial obligation	649	(9,457)	(7,232)
Actuarial losses recognized in Equity	649	(9,457)	(7,232)

Summary of historical actuarial remeasurements

	2025	2024	2023	2022	2021
Present value of defined benefit obligation	(199,570)	(224,677)	(196,445)	(224,180)	(318,181)
Deficit	(199,570)	(224,677)	(196,445)	(224,180)	(318,181)
Experience adjustments on plan liabilities	649	(9,457)	(7,232)	(61,524)	(36,938)

Summary of assumptions

	2025	2024
Average discount rate	4.75% - 5.42%	4.58% - 5.62%
Health treatment - rate assumed next year	4.28% - 7.90%	4.76% - 8.40%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2032 to 2041	3.31% - 9.20%	3.26% - 4.40%

Summary of sensitivity analysis

	1% Increase	1% Decrease
Effect over total service costs and interest costs	(4,619)	4,530
Effect over benefit plan obligations	(45,422)	55,338